General (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
General [Abstract]
Schedule of Subject to Possible Redemption

As of June 30, 2026, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Class A ordinary shares subject to redemption as of December 31, 2025	172,778
Plus:
Remeasurement of carrying value to redemption value	1,789
Class A ordinary shares subject to redemption as of March 31, 2026	174,568

Plus:
Remeasurement of carrying value to redemption value	1,321
Class A ordinary shares subject to redemption as of June 30, 2026	175,889
As of December 31, 2025, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:
Gross proceeds	172,500
Less:
Proceeds allocated to Public Rights	(5,382)
Class A ordinary shares issuance costs	(1,233)
Plus:
Remeasurement of carrying value to redemption value	6,894
Class A ordinary shares subject to redemption as of December 31, 2025	172,779